SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of the assets

•	Office building	20 - 40 years
•	Vehicles	4 years
•	Computer equipment	3 - 5 years
•	Furniture and office equipment	3 - 5 years
•	Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets

•	Software	3 - 10 years
•	Trademarks and domain names	3 - 10 years
•	Customer relationships	3 - 5 years
•	Non‑competition agreements	3 - 5 years
•	Advertising resources	5 years
•	Licenses	6 - 10 years

Schedule of contract liabilities of the Group

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Contract liabilities:
Existing home transaction services	238,588	209,691
New home transaction services	299,726	707,163
Emerging and other services	195,843	185,075
Total	734,157	1,101,929